Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Total interest income	$ 35,203	$ 39,523
Total interest expense	7,774	10,551
Net interest income (expense)	27,429	28,972
Other expenses	1,898	1,798
Income (loss) before provision (benefit) for income taxes and equity in undistributed net income of subsidiary	6,470	3,315
Provision for income taxes	2,226	769
Net income	4,244	2,546
Preferred stock dividends and discount accretion	1,602	1,558
Income available to common shareholders	2,642	988
Parent Company Only [Member]
Condensed Financial Statements, Captions [Line Items]
Total interest income	761	749
Total interest expense	345	757
Net interest income (expense)	416	(8)
Other expenses	19	21
Income (loss) before provision (benefit) for income taxes and equity in undistributed net income of subsidiary	397	(29)
Provision for income taxes	136	(11)
Income (loss) before equity in undistributed net income of subsidiary	261	(18)
Equity in undistributed net income of subsidiary	3,983	2,564
Net income	4,244	2,546
Preferred stock dividends and discount accretion	1,602	1,558
Income available to common shareholders	$ 2,642	$ 988